UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


         Report for the Calendar Year or Quarter Ended: March 31, 2013


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:       Everest Capital LLC

Address:    Everest Capital LLC
            2601 South Bayshore Drive
            Suite 1700
            Miami, FL 33133


13F File Number: 028-13995

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Malcolm Stott
Title:  Chief Operating Officer
Phone:  (305) 666-1700


Signature, Place and Date of Signing:


/s/ Malcolm Stott                  Miami, Florida               May 15, 2013
----------------------        -------------------------     --------------------
     [Signature]                    [City, State]                  [Date]

Report Type: (Check only one):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         38

Form 13F Information Table Value Total:       $773,257
                                             (thousands)



List of Other Included Managers:

Form 13F File Number            Name

None.

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN  2      COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
--------------                --------------    ---------  -------- -------------------- ----------  -------- ----------------------
                                                            VALUE     SHRS OR   SH/ PUT/ INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS      CUSIP    (X$1000)   PRN AMT   PRN CALL DISCRETION  MANAGERS    SOLE    SHARED NONE
--------------                --------------    ---------  -------- ----------  --- ---- ----------  -------- ---------- ------ ----
3-D SYS CORP DEL              COM NEW           88554D205    2,452      76,050  SH          SOLE       NONE       76,050
BANCO MACRO SA                SPON ADR B        05961W105    2,024     137,500  SH          SOLE       NONE      137,500
BANK OF AMERICA CORPORATION   COM               060505104   18,825   1,545,600  SH          SOLE       NONE    1,545,600
CEMENTOS PACASMAYO S A A      SPON ADR REP 5    15126Q109    2,726     183,600  SH          SOLE       NONE      183,600
CEMEX SAB DE CV               SPON ADR NEW      151290889  173,586  14,216,705  SH          SOLE       NONE   14,216,705
CITIGROUP INC                 COM NEW           172967424   51,849   1,172,000  SH          SOLE       NONE    1,172,000
COBALT INTL ENERGY INC        COM               19075F106    4,526     160,500  SH          SOLE       NONE      160,500
COMPANIA DE MINAS BUENAVENTU  SPONSORED ADR     204448104        5         190  SH          SOLE       NONE          190
COPA HOLDINGS SA              CL A              P31076105   41,687     348,528  SH          SOLE       NONE      348,528
CREDICORP LTD                 COM               G2519Y108    5,881      35,418  SH          SOLE       NONE       35,418
D R HORTON INC                COM               23331A109    5,020     206,600  SH          SOLE       NONE      206,600
GENWORTH FINL INC             COM CL A          37247D106   13,643   1,364,300  SH          SOLE       NONE    1,364,300
GERDAU S A                    SPON ADR REP PFD  373737105    1,085     140,700  SH          SOLE       NONE      140,700
GOOGLE INC                    CL A              38259P508   33,356      42,000  SH          SOLE       NONE       42,000
GRUPO FINANCIERO GALICIA S A  SP ADR 10 SH B    399909100    2,127     386,674  SH          SOLE       NONE      386,674
HOME INNS & HOTELS MGMT INC   SPON ADR          43713W107    5,164     173,358  SH          SOLE       NONE      173,358
ISHARES INC                   MSCI MEXICO CAP   464286822  111,885   1,500,000      CALL    SOLE       NONE    1,500,000
ISHARES TR                    MSCI EMERG MKT    464287234   71,443   1,670,000      CALL    SOLE       NONE    1,670,000
ISHARES TR                    MSCI EMERG MKT    464287234   50,480   1,180,000      PUT     SOLE       NONE    1,180,000
LENNAR CORP                   CL A              526057104    5,260     126,800  SH          SOLE       NONE      126,800
MECHEL OAO                    SPONSORED ADR     583840103        1         146  SH          SOLE       NONE          146
MOBILE TELESYSTEMS OJSC       SPONSORED ADR     607409109       11         517  SH          SOLE       NONE          517
NVR INC                       COM               62944T105    4,536       4,200  SH          SOLE       NONE        4,200
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR     71654V408    2,498     150,730  SH          SOLE       NONE      150,730
PRICESMART INC                COM               741511109   30,342     389,848  SH          SOLE       NONE      389,848
PULTE GROUP INC               COM               745867101    7,596     375,300  SH          SOLE       NONE      375,300
SELECT SECTOR SPDR TR         SBI INT-INDS      81369Y704   69,689   1,670,000      CALL    SOLE       NONE    1,670,000
SINA CORP                     ORD               G81477104    8,309     171,000  SH          SOLE       NONE      171,000
SOUTHERN COPPER CORP          COM               84265V105        6         170  SH          SOLE       NONE          170
SPDR S&P 500 ETF TR           TR UNIT           78462F103    8,554      54,600  SH          SOLE       NONE       54,600
STRATASYS LTD                 SHS               M85548101    2,212      29,800  SH          SOLE       NONE       29,800
TOLL BROTHERS INC             COM               889478103    4,362     127,400  SH          SOLE       NONE      127,400
UNITED RENTALS INC            COM               911363109    4,815      87,600  SH          SOLE       NONE       87,600
VALE S A                      ADR               91912E105    1,822     105,400  SH          SOLE       NONE      105,400
WEATHERFORD INTERNATIONAL LT  REG SHS           H27013103    3,156     260,000  SH          SOLE       NONE      260,000
YAHOO INC                     COM               984332106   18,336     779,300  SH          SOLE       NONE      779,300
YOUKU TUDOU INC               SPONSORED ADR     98742U100    1,865     111,200  SH          SOLE       NONE      111,200
YPF SOCIEDAD ANONIMA          SPON ADR CL D     984245100    2,123     148,600  SH          SOLE       NONE      148,600




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